Revenue from Operations - Summary of Disaggregated Revenues From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	$ 11,799	$ 10,939	$ 10,208
Fixed Price
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	6,197
Time & Materials
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	5,602
Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	3,685
Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	8,114
Software Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	11,184
Software Services | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	3,436
Software Services | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	7,748
Products and Platforms
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	615	568	539
Products and Platforms | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	249
Products and Platforms | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	366
Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	3,778
Financial Services | Fixed Price
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,655
Financial Services | Time & Materials
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	2,123
Financial Services | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,180
Financial Services | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	2,598
Financial Services | Software Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	3,369
Financial Services | Software Services | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,076
Financial Services | Software Services | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	2,293
Financial Services | Products and Platforms
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	409
Financial Services | Products and Platforms | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	104
Financial Services | Products and Platforms | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	305
Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,935
Retail | Fixed Price
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,223
Retail | Time & Materials
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	712
Retail | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	673
Retail | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,262
Retail | Software Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,885
Retail | Software Services | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	630
Retail | Software Services | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,255
Retail | Products and Platforms
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	50
Retail | Products and Platforms | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	43
Retail | Products and Platforms | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	7
Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,488
Communication | Fixed Price
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	903
Communication | Time & Materials
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	585
Communication | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	516
Communication | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	972
Communication | Software Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,462
Communication | Software Services | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	491
Communication | Software Services | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	971
Communication | Products and Platforms
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	26
Communication | Products and Platforms | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	25
Communication | Products and Platforms | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1
Energy & Utilities, Communication and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,483
Energy & Utilities, Communication and Services | Fixed Price
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	861
Energy & Utilities, Communication and Services | Time & Materials
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	622
Energy & Utilities, Communication and Services | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	437
Energy & Utilities, Communication and Services | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,046
Energy & Utilities, Communication and Services | Software Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,453
Energy & Utilities, Communication and Services | Software Services | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	427
Energy & Utilities, Communication and Services | Software Services | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,026
Energy & Utilities, Communication and Services | Products and Platforms
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	30
Energy & Utilities, Communication and Services | Products and Platforms | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	10
Energy & Utilities, Communication and Services | Products and Platforms | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	20
Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,163
Manufacturing | Fixed Price
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	596
Manufacturing | Time & Materials
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	567
Manufacturing | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	347
Manufacturing | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	816
Manufacturing | Software Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,132
Manufacturing | Software Services | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	327
Manufacturing | Software Services | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	805
Manufacturing | Products and Platforms
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	31
Manufacturing | Products and Platforms | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	20
Manufacturing | Products and Platforms | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	11
Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	882
Hi Tech | Fixed Price
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	450
Hi Tech | Time & Materials
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	432
Hi Tech | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	297
Hi Tech | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	585
Hi Tech | Software Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	869
Hi Tech | Software Services | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	285
Hi Tech | Software Services | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	584
Hi Tech | Products and Platforms
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	13
Hi Tech | Products and Platforms | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	12
Hi Tech | Products and Platforms | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1
Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	743
Life Science | Fixed Price
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	347
Life Science | Time & Materials
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	396
Life Science | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	185
Life Science | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	558
Life Science | Software Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	695
Life Science | Software Services | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	156
Life Science | Software Services | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	539
Life Science | Products and Platforms
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	48
Life Science | Products and Platforms | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	29
Life Science | Products and Platforms | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	19
All other segments
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	327
All other segments | Fixed Price
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	162
All other segments | Time & Materials
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	165
All other segments | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	50
All other segments | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	277
All other segments | Software Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	319
All other segments | Software Services | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	44
All other segments | Software Services | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	275
All other segments | Products and Platforms
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	8
All other segments | Products and Platforms | Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	6
All other segments | Products and Platforms | Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	2
North America
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	7,141	6,605	6,320
North America | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	2,290
North America | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,255
North America | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	796
North America | Energy & Utilities, Communication and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	838
North America | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	619
North America | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	844
North America | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	438
North America | All other segments
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	61
Europe
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	2,847	2,596	2,295
Europe | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	698
Europe | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	548
Europe | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	271
Europe | Energy & Utilities, Communication and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	507
Europe | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	499
Europe | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	15
Europe | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	287
Europe | All other segments
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	22
INDIA
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	292	346	325
INDIA | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	172
INDIA | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	3
INDIA | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	8
INDIA | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	12
INDIA | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	20
INDIA | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	2
INDIA | All other segments
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	75
Rest of the World
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,519	$ 1,392	$ 1,268
Rest of the World | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	618
Rest of the World | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	129
Rest of the World | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	413
Rest of the World | Energy & Utilities, Communication and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	138
Rest of the World | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	33
Rest of the World | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	3
Rest of the World | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	16
Rest of the World | All other segments
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	$ 169